UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Norges Bank Investment Management
Address: Bankplassen 2
0107 Oslo, Sentrum, Norway

Form 13F File Number: 28-12187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stanislav Boiadjiev
Title: Analyst
Phone: +47 2407 3142

Signature, Place, and Date of Signing:

Stanislav Boiadjiev, Oslo, Norway  02/11/2012

[Signature] [City, State] [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Norges Bank has submitted its Form 13F to the Securities and Exchange Commission pursuant to a request for confidential treatment. This action is consistent with discussions between Norges Bank and the Staff of the Securities and Exchange Commission to coordinate the reporting required under Section 13(f) with the extensive public disclosure requirements under Norwegian law applying to Norges Bank. For a full overview of Norges Bank's holdings as of 12/31/2011, please visit www.nbim.no, or see Norges Bank's filing on Form 13F filed 03/21/2012, on the SEC's Internet site at www.sec.gov.

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 2072
Form 13F Information Table Value Total: 134802308
(thousands)

List of Other Included Managers:NONE

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FORM 13F INFORMATIONAL TABLE
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